Stockholders' Deficit (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jun. 21, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 06, 2024
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption, shares issued			24,887
Common stock, voting			one
Warrants exercisable term		30 days	30 days
Initial business combination expire years		5 years	5 years
Threshold period for filling registration statement after business combination		15 days	15 days
Threshold period for effective within statement after business combination		60 days	60 days
Warrant price per (in Dollars per share)		$ 0.01	$ 0.01
Prior written notice of redemption		30 days	30 days
Common stock equals or exceeds (in Dollars per share)		$ 18	$ 18
Threshold trading days		20 days	20 days
Third trading day prior		30 days
Market value price per share (in Dollars per share)		$ 9.2	$ 9.2
Percentage of equity proceeds from issuance		60.00%	60.00%
Number of trading days		20 days	20 days
Percentage of warrant exercise price		115.00%	115.00%
After completion of business combination		30 days	30 days
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		12,687,500	12,687,500
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Market value price per share (in Dollars per share)		$ 9.2	$ 9.2
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of shares	8,881,250
Common stock issued	8,881,250	9,835,000	9,835,000	9,835,000	200,000
Common stock outstanding		9,835,000	9,835,000	9,835,000
Common stock subject to possible redemption, shares issued		24,887
Common stock subject to possible redemption, shares outstanding		24,887	24,887	310,156
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued
Common stock outstanding
Common stock, voting		one
Common stock percentage converted basis		25.28%	25.28%
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		953,750	953,750